Exhibit 99.1

World Omni Auto Receivables Trust 2024-A

Monthly Servicer Certificate

May 31, 2025

Dates Covered
Collections Period	05/01/25 - 05/31/25
Interest Accrual Period	05/15/25 - 06/15/25
30/360 Days	30
Actual/360 Days	32
Distribution Date	06/16/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/25	706,485,378.86	30,839
Yield Supplement Overcollateralization Amount 04/30/25	50,131,846.79	0
Receivables Balance 04/30/25	756,617,225.65	30,839
Principal Payments	31,996,905.67	716
Defaulted Receivables	1,012,937.20	38
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/25	47,117,723.83	0
Pool Balance at 05/31/25	676,489,658.95	30,085

Pool Statistics	$ Amount	# of Accounts
Pool Factor	53.85%
Prepayment ABS Speed	1.65%
Aggregate Starting Principal Balance	1,343,677,474.68	40,916

Delinquent Receivables:
Past Due 31-60 days	10,380,745.97	336
Past Due 61-90 days	2,850,347.15	94
Past Due 91-120 days	612,105.86	19
Past Due 121+ days	0.00	0
Total	13,843,198.98	449

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.91%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.48%
Delinquency Trigger Occurred	NO

Recoveries	839,175.78
Aggregate Net Losses/(Gains) - May 2025	173,761.42
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.28%
Prior Net Losses/(Gains) Ratio	0.49%
Second Prior Net Losses/(Gains) Ratio	0.13%
Third Prior Net Losses/(Gains) Ratio	0.16%
Four Month Average	0.27%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.55%

Overcollateralization Target Amount	7,779,631.08
Actual Overcollateralization	7,779,631.08
Weighted Average Contract Rate	6.58%
Weighted Average Contract Rate, Yield Adjusted	10.47%
Weighted Average Remaining Term	46.60

Flow of Funds	$ Amount
Collections	36,928,817.17
Investment Earnings on Cash Accounts	15,505.64
Servicing Fee	(630,514.35)
Transfer to Collection Account	-
Available Funds	36,313,808.46

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,618,038.16
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	156,390.25
(5) Noteholders' Second Priority Principal Distributable Amount	3,431,138.05
(6) Class C Interest	81,597.00
(7) Noteholders' Third Priority Principal Distributable Amount	18,440,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	7,779,631.08
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,807,013.92

Total Distributions of Available Funds	36,313,808.46

Servicing Fee	630,514.35
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,170,710,000.00
Original Class B	36,870,000.00
Original Class C	18,440,000.00

Total Class A, B, & C
Note Balance @ 05/15/25	698,360,797.00
Principal Paid	29,650,769.13
Note Balance @ 06/16/25	668,710,027.87

Class A-1
Note Balance @ 05/15/25	0.00
Principal Paid	0.00
Note Balance @ 06/16/25	0.00
Note Factor @ 06/16/25	0.0000000%

Class A-2a
Note Balance @ 05/15/25	48,515,112.78
Principal Paid	11,898,270.69
Note Balance @ 06/16/25	36,616,842.09
Note Factor @ 06/16/25	21.0127637%

Class A-2b
Note Balance @ 05/15/25	72,385,684.22
Principal Paid	17,752,498.44
Note Balance @ 06/16/25	54,633,185.78
Note Factor @ 06/16/25	21.0127638%

Class A-3
Note Balance @ 05/15/25	434,260,000.00
Principal Paid	0.00
Note Balance @ 06/16/25	434,260,000.00
Note Factor @ 06/16/25	100.0000000%

Class A-4
Note Balance @ 05/15/25	87,890,000.00
Principal Paid	0.00
Note Balance @ 06/16/25	87,890,000.00
Note Factor @ 06/16/25	100.0000000%

Class B
Note Balance @ 05/15/25	36,870,000.00
Principal Paid	0.00
Note Balance @ 06/16/25	36,870,000.00
Note Factor @ 06/16/25	100.0000000%

Class C
Note Balance @ 05/15/25	18,440,000.00
Principal Paid	0.00
Note Balance @ 06/16/25	18,440,000.00
Note Factor @ 06/16/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,856,025.41
Total Principal Paid	29,650,769.13
Total Paid	32,506,794.54

Class A-1
Coupon	5.51900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.05000%
Interest Paid	204,167.77
Principal Paid	11,898,270.69
Total Paid to A-2a Holders	12,102,438.46

Class A-2b
SOFR Rate	4.33228%
Coupon	4.67228%
Interest Paid	300,627.72
Principal Paid	17,752,498.44
Total Paid to A-2b Holders	18,053,126.16

Class A-3
Coupon	4.86000%
Interest Paid	1,758,753.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,758,753.00

Class A-4
Coupon	4.84000%
Interest Paid	354,489.67
Principal Paid	0.00
Total Paid to A-4 Holders	354,489.67

Class B
Coupon	5.09000%
Interest Paid	156,390.25
Principal Paid	0.00
Total Paid to B Holders	156,390.25

Class C
Coupon	5.31000%
Interest Paid	81,597.00
Principal Paid	0.00
Total Paid to C Holders	81,597.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.3295096
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	24.1845721
Total Distribution Amount	26.5140817

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	1.1716273
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	68.2788402
Total A-2a Distribution Amount	69.4504675

A-2b Interest Distribution Amount	1.1562605
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	68.2788402
Total A-2b Distribution Amount	69.4351007

A-3 Interest Distribution Amount	4.0500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.0500000

A-4 Interest Distribution Amount	4.0333334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.0333334

B Interest Distribution Amount	4.2416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.2416667

C Interest Distribution Amount	4.4250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.4250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	115.72
Noteholders' Third Priority Principal Distributable Amount	621.91
Noteholders' Principal Distributable Amount	262.37

Account Balances	$ Amount
Reserve Account
Balance as of 05/15/25	3,072,738.16
Investment Earnings	11,095.88
Investment Earnings Paid	(11,095.88)
Deposit/(Withdrawal)	-
Balance as of 06/16/25	3,072,738.16
Change	-

Required Reserve Amount	3,072,738.16